GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL. [Abstract]
Schedule of changes in carrying amounts of goodwill
		As of December 31,
	Note	2013	2014

Gross amount:
Beginning balance		$60,298	$62,032
Disposal	(4.3)	-	(61,141)
Exchange difference		1,734	(891)
Ending balance		62,032	-
Accumulated impairment loss:
Beginning balance		(625)	(625)
Charge for the year		-	(46,864)
Disposal	(4.3)	-	47,489
Ending balance		(625)	-
Goodwill, net		$61,407	$-